                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ]; Amendment Number:
                                               ------
 This Amendment(Check only one):  [  ] is a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Macquarie Capital Investment Management (Australia) Limited
Address: No. 1 Martin Place
         Sydney, NSW 2000
         Australia

Form 13F File Number:  28-13126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joe Flex
Title: Associate Director
Phone: 61 2 8237 6031

Signature, Place, and Date of Signing

/s/ Joe Flex         Sydney, Australia         November 14, 2011
------------         -----------------         -----------------
 [Signature]           [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NO.    13F FILE #         NAME
01     028-13120          Macquarie Group Limited